Shareholders' Equity (Tables)	6 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of restricted stock grants

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2017	106,859	$2.89	$308,823
Forfeited	(56,859)	$2.89	$(164,323)
Granted	56,859	$4.30	$244,494
Vested	(106,859)	$3.64	$(388,994)
Unvested as of June 30, 2018	-	$-	$-
Granted	-	$-	$-
Vested	-	$-	$-
Unvested as of December 31, 2018	-	$-	$-